Long-term Debt - Additional Information (Details) $ in Thousands, $ in Millions					12 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 27, 2025 CAD ($)	May 30, 2025 USD ($)	Mar. 22, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2025 CAD ($)	May 30, 2025 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 2,577,975	$ 2,402,881				$ 1,884,182
Proceeds from borrowings, classified as financing activities					219,378	500,000
Property and equipment					2,779,326	2,891,087	[1]
Carrying value
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment					4,111,536	3,932,450				3,334,548
Rolling Stock
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment pledged as security					166,500	246,100
Property and equipment					1,306,444	1,436,775
Rolling Stock | Carrying value
Disclosure Of Detailed Information About Borrowings [Line Items]
Property and equipment					2,363,556	2,243,864				$ 1,758,200
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 500,000
Deferred financing fees				1,300
Repayments of current borrowings						$ 300,000
Additional credit availability				$ 500,000
Debt instrument interest rate						1.65%
Unsecured Term Loan | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms				1 year
Unsecured Term Loan | Bottom of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points				128.00%
Unsecured Term Loan | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms				3 years
Unsecured Term Loan | Top of Range | SOFR [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, basis points				190.00%
Unsecured Term Loan | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 0	$ 199,609
Debt instrument interest rate					6.07%			6.07%
Year of maturity					2027
Unsecured Term Loan | Year One
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 100,000
Unsecured Term Loan | Year Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				100,000
Unsecured Term Loan | Year Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings				$ 300,000
Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings			$ 125,000						$ 1,135
Deferred financing fees			$ 700
Additional credit availability					$ 184,200	$ 175,000
Unsecured Revolving Credit Facility | Canada, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability								$ 245
Debt instrument interest rate					4.06%	5.10%		4.06%
Unsecured Revolving Credit Facility | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Additional credit availability					$ 5,000
Debt instrument interest rate					5.33%	6.83%		5.33%
New Unsecured Revolving Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Term loan credit facility					$ 955,200	$ 904,900
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Deferred financing fees	$ 800
Proceeds from borrowings, classified as financing activities		$ 300
Percentage of principal amount					100.00%			100.00%
Unsecured Senior Notes | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	5 years	5 years
Debt instrument interest rate	4.52%	4.52%
Unsecured Senior Notes | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings maturity terms	9 years	9 years
Debt instrument interest rate	5.33%	5.33%
Unsecured Senior Notes | United States of America, Dollars
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings					$ 254,728	$ 254,631
Unsecured Senior Notes | United States of America, Dollars | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					2.89%			2.89%
Year of maturity					2026
Unsecured Senior Notes | United States of America, Dollars | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Debt instrument interest rate					5.64%			5.64%
Year of maturity					2038

[1]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))